Operating Revenue	3 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Operating Revenue

Note 4. Operating Revenue

The Companies’ operating revenue consists of the following:

	Dominion Energy		Virginia Power
Three Months Ended March 31,	2023	2022	2023	2022
(millions)
Regulated electric sales:
Residential	$1,286	$1,287	$1,010	$1,015
Commercial	1,070	898	866	717
Industrial	220	197	116	103
Government and other retail	244	272	229	258
Wholesale	44	47	29	32
Nonregulated electric sales	257	367	11	14
Regulated gas sales:
Residential	136	163
Commercial	53	65
Other	23	34
Regulated gas transportation and storage	4	10
Other regulated revenues	78	56	74	51
Other nonregulated revenues(1)(2)	37	32	11	6
Total operating revenue from contracts with customers	3,452	3,428	2,346	2,196
Other revenues(1)(3)	431	(315)	38	(29)
Total operating revenue	$3,883	$3,113	$2,384	$2,167

(1)
See Note 19 for amounts attributable to affiliates.
(2)
Sales of renewable energy credits were $5 million and $4 million for the three months ended March 31, 2023 and 2022, respectively, at Dominion Energy and $3 million and less than $1 million for the three months ended March 31, 2023 and 2022, respectively, at Virginia Power.
(3)
Includes alternative revenue of $27 million and $8 million at both Dominion Energy and Virginia Power for the three months ended March 31, 2023 and 2022, respectively.

Neither Dominion Energy nor Virginia Power have any amounts for revenue to be recognized in the future on multi-year contracts in place at March 31, 2023.

At March 31, 2023 and December 31, 2022, Dominion Energy’s contract liability balances were $44 million and $51 million, respectively, and are recorded in other current liabilities and other deferred credits and other liabilities in its Consolidated Balance Sheets. At March 31, 2023 and December 31, 2022, Virginia Power’s contract liability balances were $51 million and $39 million, respectively, and are recorded in other current liabilities and other deferred credits and other liabilities in its Consolidated Balance Sheets.

The Companies recognize revenue as they fulfill their obligations to provide service to their customers. During the three months ended March 31, 2023 and 2022, Dominion Energy recognized revenue of $46 million and $42 million, respectively, from the beginning contract liability balances. During the three months ended March 31, 2023 and 2022, Virginia Power recognized $39 million and $33 million, respectively, from the beginning contract liability balances.